Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following as of December 31, 2020 and 2021:

	DECEMBER 31,
	2020	2021
Computer hardware and software	$533	$732
Laboratory equipment	8,040	19,590
Leasehold improvements	4,545	10,442
Construction in progress	6,847	1,894

Total	19,965	32,658
Less: Accumulated depreciation and amortization	(3,686)	(9,259)

Property and equipment , net	$16,279	$23,399

As of December
31, 2020 and 2021, property and equipment, net included capital lease assets of approximately $2.5 million, with accumulated
amortization of approximately $0.9 million and $1.5 million, respectively, within the consolidated balance sheets.

Depreciation and amortization expense for the years ended December 31, 2020 and 2021, was approximately $1.7 million and $5.7 million respectively, within the consolidated statements of operations.